T. ROWE PRICE Emerging Markets Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.7%
Government Bonds 1.7%
Republic of Albania, 3.50%, 6/16/27 (EUR)  22,685,000 22,456
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 17,725,000 15,436
Republic of Albania, 3.50%, 11/23/31 (EUR)  17,705,000 15,419
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 13,087
Total Albania (Cost
$76,935
)
66,398
ANGOLA 2.9%
Government Bonds 2.9%
Republic of Angola, 8.00%, 11/26/29 (USD)  64,455,000 53,209
Republic of Angola, 8.25%, 5/9/28 (USD)  46,525,000 40,399
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 360,000 290
Republic of Angola, 9.125%, 11/26/49 (USD)  18,900,000 13,588
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,435
Total Angola (Cost
$122,819
)
112,921
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 31
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  24,842,504 7,125
Republic of Argentina, STEP, 3.625%, 7/9/35 (USD)  50,292,679 12,531
Republic of Argentina, STEP, 4.25%, 1/9/38 (USD)  78,695,279 23,245
Republic of Argentina, Series $GDP, 0.00%, 12/15/35 (USD) (2)
(3) 114,895,000 3,137
Total Argentina (Cost
$93,775
)
46,069
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 25,925,000 21,589
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 5,891
Total Bahamas (Cost
$32,732
)
27,480
BAHRAIN 2.6%
Government Bonds 2.6%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 39,800,000 34,163
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  30,060,000 29,617
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  24,120,000 24,512

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 12,635
Total Bahrain (Cost
$112,444
)
100,927
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 4,037,235 3,770
Total Barbados (Cost
$4,106
)
3,770
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%, 7/15/32 (USD)  19,600,000 18,311
Total Bermuda (Cost
$19,449
)
18,311
BRAZIL 2.7%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,134,000 6,215
6,215
Corporate Bonds 1.5%
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 9,755,000 8,997
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 5,480,000 5,437
Cosan Overseas, 8.25% (USD) (4) 6,085,000 6,074
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 23,824
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 7,645,000 6,286
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,220,000 6,759
57,377
Government Bonds 1.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  31,475,000 5,951
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  142,475,000 26,393
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 6,728
39,072
Total Brazil (Cost
$105,806
)
102,664
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 14,980,000 15,323
Total Bulgaria (Cost
$15,754
)
15,323

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.1%
Corporate Bonds 2.6%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(5) 12,750,000 12,043
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(5) 12,974,000 12,251
Agrosuper, 4.60%, 1/20/32 (USD) (1) 13,900,000 11,168
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 16,850,000 13,993
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 11,200,000 9,611
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 8,251
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,230
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,138
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 5,670,000 5,231
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 7,477
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 2,454
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 10,183
101,030
Government Bonds 0.5%
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 6,548
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,553
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 2,583
Republic of Chile, 4.95%, 1/5/36 (USD)  7,120,000 6,544
18,228
Total Chile (Cost
$145,298
)
119,258
CHINA 1.7%
Corporate Bonds 0.3%
Lenovo Group, 3.421%, 11/2/30 (USD) (1) 5,590,000 4,562
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 5,651
10,213
Government Bonds 1.4%
People's Republic of China, Series INBK, 2.62%, 6/25/30  126,500,000 17,242
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 5,969
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 32,897
56,108
Total China (Cost
$73,226
)
66,321

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 4.6%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65% (USD) (1)(4)(5) 19,100,000 12,940
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,380
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 10,789
Bancolombia, VR, 4.625%, 12/18/29 (USD) (5) 11,790,000 10,165
Ecopetrol, 4.625%, 11/2/31 (USD)  16,510,000 12,620
Ecopetrol, 6.875%, 4/29/30 (USD)  2,240,000 2,047
Ecopetrol, 8.875%, 1/13/33 (USD)  4,510,000 4,409
54,350
Government Bonds 3.1%
Republic of Colombia, 3.00%, 1/30/30 (USD)  24,225,000 18,644
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 17,093
Republic of Colombia, 4.125%, 5/15/51 (USD)  9,615,000 5,392
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 3,899
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 24,175
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 15,808
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 7,449
Republic of Colombia, Series B, 7.00%, 3/26/31  122,415,200,000 23,534
115,994
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $1,089 (USD) (3)(6) † 1,422
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,313 (USD) (3)(6) † 3,296
4,718
Total Colombia (Cost
$204,560
)
175,062
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 7,899
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  1,500,000 1,452
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,570
Total Costa Rica (Cost
$11,484
)
10,921
DOMINICAN REPUBLIC 4.1%
Government Bonds 4.1%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 5,335,000 4,535
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 49,745,000 40,534

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 4.875%, 9/23/32 (USD)  33,100,000 26,971
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 6,740
Dominican Republic, 5.875%, 1/30/60 (USD)  55,125,000 39,653
Dominican Republic, 6.85%, 1/27/45 (USD)  43,730,000 37,342
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 1,950,000 1,887
Total Dominican Republic (Cost
$175,664
)
157,662
ECUADOR 1.2%
Government Bonds 1.2%
Republic of Ecuador, STEP, 2.50%, 7/31/40 (USD) (1) 23,941,050 7,930
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD) (1) 35,657,600 13,347
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD)  7,300,000 2,733
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD) (1) 41,681,750 21,389
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 2,371
Total Ecuador (Cost
$86,104
)
47,770
EGYPT 1.6%
Government Bonds 1.6%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 2,659
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)  18,072,000 13,077
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  10,245,000 6,615
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  7,996,000 4,629
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 11,398
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  40,476,000 21,721
Total Egypt (Cost
$93,027
)
60,099
EL SALVADOR 1.0%
Government Bonds 1.0%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  9,230,000 8,412
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 778
Republic of El Salvador, 7.65%, 6/15/35 (USD)  41,882,000 29,760
Total El Salvador (Cost
$42,302
)
38,950
GHANA 0.4%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 7,446
7,446
Government Bonds 0.2%
Republic of Ghana, 8.125%, 1/18/26 (USD) (7) 1,800,000 849

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)(7) 1,450,000 620
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 5,740
7,209
Total Ghana (Cost
$16,702
)
14,655
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,999,026 1,714
Total Grenada (Cost
$1,812
)
1,714
GUATEMALA 1.8%
Government Bonds 1.8%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,403
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 10,246
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 713,000 650
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 5,864
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 6,850,000 6,330
Republic of Guatemala, 5.375%, 4/24/32 (USD)  7,720,000 7,078
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 29,447,000 28,303
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 8,150,000 8,211
Total Guatemala (Cost
$73,458
)
68,085
INDIA 2.9%
Corporate Bonds 0.9%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,527
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  9,159,150 6,910
Greenko Power II, 4.30%, 12/13/28 (USD)  11,315,500 9,716
Periama Holdings, 5.95%, 4/19/26 (USD)  4,704,000 4,476
Reliance Industries, 2.875%, 1/12/32 (USD)  13,000,000 10,384
34,013
Government Bonds 2.0%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,083
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,164
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 59,082
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 752
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,807
78,888
Total India (Cost
$128,485
)
112,901

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 7.0%
Corporate Bonds 1.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,482
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 17,055
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 8,583
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,221
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 4,845,000 3,611
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 8,248
49,200
Government Bonds 5.7%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 26,327
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  34,385,000 33,008
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  200,000 192
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  2,990,000 2,863
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  65,170,000 63,991
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,105,000 2,883
Republic of Indonesia, 4.55%, 1/11/28 (USD)  3,600,000 3,496
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 39,166
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 20,369
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  392,306,000,000 25,049
217,344
Total Indonesia (Cost
$305,820
)
266,544
ISRAEL 0.6%
Corporate Bonds 0.6%
ICL Group, 6.375%, 5/31/38 (USD) (1) 12,850,000 12,350
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 12,250,000 11,913
Total Israel (Cost
$27,148
)
24,263
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  12,750,000 10,296
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  89,300,000 74,329
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 187
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,185,000 19,110
Total Ivory Coast (Cost
$115,870
)
103,922

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 1.0%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,713,540 5,540
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,688,202 2,218
7,758
Government Bonds 0.8%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,702
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,975,000 2,182
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 26,250
31,134
Total Jamaica (Cost
$42,706
)
38,892
JORDAN 2.2%
Government Bonds 2.2%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,225,000 55,426
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 19,830,000 19,415
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,140,000 9,134
Total Jordan (Cost
$94,583
)
83,975
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
KazMunayGas National, 5.75%, 4/19/47 (USD)  16,645,000 12,979
Total Kazakhstan (Cost
$15,423
)
12,979
KENYA 0.8%
Government Bonds 0.8%
Republic of Kenya, 7.25%, 2/28/28 (USD)  36,709,000 29,636
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 702
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 410
Total Kenya (Cost
$34,137
)
30,748
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,435
Total Kuwait (Cost
$10,659
)
9,435

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 449
Total Mauritius (Cost
$451
)
449
MEXICO 7.0%
Corporate Bonds 2.8%
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5) 9,000,000 8,292
Banco Mercantil del Norte, VR, 8.375% (USD) (4)(5) 3,975,000 3,776
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (5) 15,940,000 13,737
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (5) 3,210,000 3,094
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (5) 10,300,000 9,023
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(5) 17,930,000 17,686
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,206
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 9,400,450 8,763
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,252
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 7,357
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 4,326
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  7,700,000 5,519
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  2,920,000 2,284
Petroleos Mexicanos, 10.00%, 2/7/33 (USD) (1) 12,775,000 11,384
104,699
Government Bonds 4.2%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 33,217
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  24,330,000 21,472
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  58,473,000 35,238
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  31,845,000 28,250
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,285
United Mexican States, 6.35%, 2/9/35 (USD)  18,880,000 18,504
United Mexican States, Series M, 7.75%, 5/29/31  457,600,000 23,142
162,108
Total Mexico (Cost
$304,507
)
266,807
MONGOLIA 0.3%
Government Bonds 0.3%
State of Mongolia, 4.45%, 7/7/31 (USD)  13,319,000 10,299
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 351
Total Mongolia (Cost
$11,681
)
10,650

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 2.1%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 216
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 203
419
Government Bonds 2.1%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 12,424
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  29,995,000 22,898
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  51,245,000 31,874
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 11,740,000 11,564
78,760
Total Morocco (Cost
$92,862
)
79,179
NIGERIA 0.8%
Government Bonds 0.8%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 659
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 402
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,266
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 1,978
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 267
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,110,000 24,575
Total Nigeria (Cost
$27,871
)
29,147
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 810,000 874
Total North Macedonia (Cost
$858
)
874
OMAN 4.2%
Corporate Bonds 0.8%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 11,965
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,240,000 2,137
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 11,856
Oztel Holdings, 6.625%, 4/24/28 (USD)  4,629,000 4,738
30,696
Government Bonds 3.4%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 17,655
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 26,274

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 8,784
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,100,000 7,906
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,775,000 3,709
Sultanate of Oman, 6.50%, 3/8/47 (USD)  24,230,000 21,704
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 14,773
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,641
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 12,541
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,520,000 9,945
130,932
Total Oman (Cost
$168,676
)
161,628
PAKISTAN 0.4%
Government Bonds 0.4%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 13,781
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 782
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  1,100,000 677
Total Pakistan (Cost
$32,211
)
15,240
PANAMA 3.3%
Corporate Bonds 0.6%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 5,920,000 4,611
Banco General, VR, 5.25% (USD) (1)(4)(5) 6,420,000 5,677
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 10,272
20,560
Government Bonds 2.7%
Republic of Panama, 2.252%, 9/29/32 (USD)  47,800,000 34,715
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 376
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 11,282
Republic of Panama, 6.40%, 2/14/35 (USD)  59,910,000 58,204
104,577
Total Panama (Cost
$143,169
)
125,137
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 10,512
10,512
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,332
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,290,000 8,620
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 209

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,650
Republic of Paraguay, 5.40%, 3/30/50 (USD)  24,949,000 19,750
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,457
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 5,160,000 4,892
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 330
44,240
Total Paraguay (Cost
$67,837
)
54,752
PERU 1.2%
Corporate Bonds 0.2%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 2,957
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,522,593 3,402
6,359
Government Bonds 1.0%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 16,570
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 11,698
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 3,990
Republic of Peru, 6.15%, 8/12/32  25,200,000 6,197
38,455
Total Peru (Cost
$63,187
)
44,814
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,365
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 8,491
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 13,283
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 13,834
40,973
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 24,791
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,240,000 1,204
25,995
Total Philippines (Cost
$88,400
)
66,968
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%, 2/14/33 (EUR)  10,700,000 10,986
Republic of Poland, 5.50%, 4/4/53 (USD)  5,790,000 5,256
Total Poland (Cost
$17,099
)
16,242

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 2.4%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 8,200,000 6,851
Qatar Energy, 2.25%, 7/12/31 (USD) (1) 12,615,000 10,134
Qatar Energy, 2.25%, 7/12/31 (USD)  13,800,000 11,086
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 18,715,000 12,970
41,041
Government Bonds 1.3%
State of Qatar, 3.75%, 4/16/30 (USD)  4,830,000 4,514
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 9,672
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 5,892
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 32,452
52,530
Total Qatar (Cost
$129,372
)
93,571
ROMANIA 1.9%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 13,477,000 14,827
14,827
Government Bonds 1.5%
Republic of Romania, 2.625%, 12/2/40 (EUR)  5,400,000 3,372
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 4,350
Republic of Romania, 3.00%, 2/14/31 (USD) (1) 6,698,000 5,405
Republic of Romania, 3.00%, 2/14/31 (USD)  2,340,000 1,888
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 7,584,000 4,851
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 22,385
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 17,240
59,491
Total Romania (Cost
$97,256
)
74,318
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%, 2/14/53 (USD)  21,446,000 17,494
17,494
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,580
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 3,898
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 25,628
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 6,140,000 5,422

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  9,250,000 8,351
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 31,488
76,367
Total Saudi Arabia (Cost
$117,126
)
93,861
SENEGAL 2.2%
Government Bonds 2.2%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 15,350
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,046
Republic of Senegal, 6.25%, 5/23/33 (USD)  84,225,000 67,732
Total Senegal (Cost
$95,478
)
84,128
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30 (USD)  57,250,000 42,167
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 11,930,000 11,713
Total Serbia (Cost
$63,967
)
53,880
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (5) 15,800,000 17,076
Total Slovenia (Cost
$17,606
)
17,076
SOUTH AFRICA 2.0%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD) (1) 11,440,000 10,981
10,981
Government Bonds 1.7%
Republic of South Africa, 5.65%, 9/27/47 (USD)  22,120,000 14,773
Republic of South Africa, 5.875%, 4/20/32 (USD)  19,350,000 16,507
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 7,764
Republic of South Africa, 7.30%, 4/20/52 (USD)  15,130,000 12,034
Republic of South Africa, Series 2030, 8.00%, 1/31/30  274,829,000 12,676
63,754
Total South Africa (Cost
$89,222
)
74,735

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.2%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD) (1) 2,140,000 2,128
2,128
Government Bonds 0.1%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  3,840,000 3,798
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  1,910,000 1,873
5,671
Total South Korea (Cost
$7,875
)
7,799
SRI LANKA 1.5%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (3)(7) 3,219,000 1,846
1,846
Government Bonds 1.5%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (3)(7) 2,400,000 1,167
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(7) 32,615,000 15,734
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (7) 36,575,000 17,644
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (3)(7) 46,865,000 22,677
57,222
Total Sri Lanka (Cost
$86,984
)
59,068
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  12,900,000 11,514
Total Supranational (Cost
$11,377
)
11,514
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%, 10/26/26 (USD) (3)(7) 30,570,000 26,367
Republic of Suriname, 12.875%, 12/30/23 (USD) (3)(7) 1,900,000 1,712
Republic of Suriname, 12.875%, 12/30/23 (USD) (1)(3)(7) 4,250,000 3,829
Total Suriname (Cost
$28,337
)
31,908

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,465
2,465
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 7,695
7,695
Total Tanzania (Cost
$11,005
)
10,160
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(5) 9,490,000 7,376
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(5) 650,000 543
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,354
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 2,991
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  21,207,000 12,256
Total Thailand (Cost
$33,477
)
25,520
TURKEY 2.7%
Government Bonds 2.7%
Republic of Turkey, 4.25%, 4/14/26 (USD)  22,840,000 20,956
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,460
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 13,523
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 13,427
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 5,359
Republic of Turkey, 8.60%, 9/24/27 (USD)  10,300,000 10,465
Republic of Turkey, 9.375%, 3/14/29 (USD)  20,400,000 20,956
Republic of Turkey, 9.375%, 1/19/33 (USD)  10,680,000 10,901
Republic of Turkey, 9.875%, 1/15/28 (USD)  3,260,000 3,441
Total Turkey (Cost
$108,686
)
102,488
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 9,644
Emirates NBD Bank, VR, 6.125% (USD) (4)(5) 10,900,000 10,761
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 11,762
32,167

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,599
1,599
Total United Arab Emirates (Cost
$37,348
)
33,766
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Cost $— (EUR) (3)(6)(8) 3,975,047 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.6%
Corporate Bonds 0.6%
Hyundai Capital America, 5.60%, 3/30/28 (1) 6,730,000 6,575
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 14,402
Total United States (Cost
$24,795
)
20,977
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  17,120,000 17,467
Total Uruguay (Cost
$18,018
)
17,467
VENEZUELA 1.7%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/18 (USD) (3)(7) 12,690,000 190
190
Government Bonds 1.7%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (3)(7) 44,790,000 2,575
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (3)(7) 182,715,000 10,506
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (3)(7) 54,847,000 3,154
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (3)(7) 30,901,500 15,605
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (3)(7) 386,635,000 22,232
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (3)(7) 40,163,000 2,309
Republic of Venezuela, 6.00%, 12/9/20 (USD) (3)(7) 36,325,000 2,543
Republic of Venezuela, 7.75%, 10/13/19 (USD) (3)(7) 57,970,000 4,058
Republic of Venezuela, 9.25%, 9/15/27 (USD) (3)(7) 9,000,000 922
Republic of Venezuela, 11.75%, 10/21/26 (USD) (3)(7) 13,100,000 1,343

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Venezuela, 12.75%, 8/23/22 (USD) (3)(7) 8,300,000 851
66,098
Total Venezuela (Cost
$398,159
)
66,288
VIETNAM 0.5%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 6,743,000 6,126
6,126
Government Bonds 0.4%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  10,145,000 9,975
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.713%, 3/13/28 (USD)  4,750,000 4,650
14,625
Total Vietnam (Cost
$21,579
)
20,751
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, 5.375%, 9/20/22 (USD) (3)(7) 13,376,000 6,691
Total Zambia (Cost
$7,495
)
6,691
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.40% (9)(10) 41,351,685 41,352
Total Short-Term Investments (Cost $41,352) 41,352
Total Investments in Securities 98.0%
(Cost $4,747,611) $ 3,757,224
Other Assets Less Liabilities 2.0% 77,740
Net Assets 100.0% $ 3,834,964
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$774,745 and represents 20.2% of net assets.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(3) Non-income producing
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,718 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/13/23 USD 13,541 ZAR 257,939 $ (65)
BNP Paribas 11/24/23 USD 76,343 EUR 69,788 2,382
BNP Paribas 12/4/23 USD 12,658 BRL 62,495 330
BNP Paribas 12/7/23 USD 9,384 COP 39,643,884 (160)
Citibank 10/6/23 USD 2,660 IDR 39,939,193 77
Citibank 12/7/23 COP 31,344,759 USD 7,499 47
Citibank 12/7/23 USD 9,448 COP 40,044,327 (193)
Goldman Sachs 10/6/23 IDR 25,449,741 USD 1,639 6
Goldman Sachs 10/6/23 USD 2,331 IDR 34,875,579 76
Goldman Sachs 12/4/23 USD 12,646 BRL 62,495 318
Goldman Sachs 12/15/23 USD 9,552 CNH 68,940 73
Goldman Sachs 1/17/24 USD 1,637 IDR 25,449,741 (5)
HSBC Bank 10/6/23 IDR 24,913,319 USD 1,612 (1)
HSBC Bank 10/13/23 ZAR 10,993 USD 587 (7)
HSBC Bank 11/24/23 USD 41,474 EUR 37,819 1,393
HSBC Bank 12/15/23 USD 19,092 CNH 137,883 134
HSBC Bank 1/17/24 USD 1,610 IDR 24,913,319 3
JPMorgan Chase 11/24/23 USD 337 EUR 313 5
Morgan Stanley 10/13/23 USD 4,910 MXN 85,235 31
Morgan Stanley 12/15/23 USD 28,864 CNH 209,048 121
RBC Dominion Securities 10/13/23 USD 5,238 MXN 91,318 11
RBC Dominion Securities 11/24/23 USD 17,949 EUR 16,682 270
State Street 10/13/23 USD 16,045 MXN 280,038 16
State Street 11/24/23 USD 69,371 EUR 63,381 2,200
UBS Investment Bank 10/6/23 IDR 24,451,712 USD 1,576 6
UBS Investment Bank 10/6/23 USD 6,160 PEN 23,492 (9)
UBS Investment Bank 11/24/23 USD 448 EUR 417 6
UBS Investment Bank 12/7/23 USD 19,169 COP 80,489,097 (210)
UBS Investment Bank 1/17/24 PEN 23,492 USD 6,190 10
UBS Investment Bank 1/17/24 USD 1,573 IDR 24,451,712 (4)
Wells Fargo 10/6/23 USD 6,419 PEN 23,492 219
Net unrealized gain (loss) on open forward
currency exchange contracts $ 7,080

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 102 U.S. Treasury Notes ten year contracts 12/23 (11,022) $ 178
Long, 1,023 Ultra U.S. Treasury Bonds contracts 12/23 121,417 (9,214)
Net payments (receipts) of variation margin to date 9,402
Variation margin receivable (payable) on open futures contracts $ 366

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 4,972+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 219,101  ¤  ¤ $ 41,352^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $4,972 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,352.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of

T. ROWE PRICE Emerging Markets Bond Fund

instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,711,154 $ — $ 3,711,154
Common Stocks — — — —
Private Investment Company
2
— — — 4,718
Short-Term Investments 41,352 — — 41,352
Total Securities 41,352 3,711,154 — 3,757,224
Forward Currency Exchange
Contracts — 7,734 — 7,734
Futures Contracts* 178 — — 178
Total $ 41,530 $ 3,718,888 $ — $ 3,765,136
Liabilities
Forward Currency Exchange
Contracts $ — $ 654 $ — $ 654
Futures Contracts* 9,214 — — 9,214
Total $ 9,214 $ 654 $ — $ 9,868
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F110-054Q3 09/23